Fair Value Measurements (Details 3) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Changes in values of liabilities related to options and warrants	$ (976,452)	$ 0	$ (1,680,787)	$ 0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance			16,396,158
Changes in values of liabilities related to options and warrants			(1,680,787)
Balance	$ 14,715,371		$ 14,715,371